Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 36,406
Additions to liabilities	1,545
Interest on lease liabilities	892	€ 963
Lease payments	(3,966)
Translation differences	(31)
Ending balance	34,846
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	30,912
Additions to liabilities	1,267
Interest on lease liabilities	762
Lease payments	(2,556)
Translation differences	(31)
Ending balance	30,354
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,054
Interest on lease liabilities	27
Lease payments	(320)
Ending balance	761
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,440
Additions to liabilities	278
Interest on lease liabilities	103
Lease payments	(1,090)
Ending balance	€ 3,731